Consolidated Investment Entities - Fair Value Hierarchy (Details) (Assets measured on recurring basis, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	$ 8,894.6	$ 6,931.3
Liabilities	5,161.6	3,829.4
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	710.7	440.8
Liabilities	0	0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	5,424.3	3,559.3
Liabilities	0	0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,759.6	2,931.2
Liabilities	5,161.6	3,829.4
VOEs | Cash and cash equivalents
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	68.2	80.2
VOEs | Cash and cash equivalents | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	68.2	80.2
VOEs | Cash and cash equivalents | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0
VOEs | Cash and cash equivalents | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0
VOEs | Limited partnerships
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	3,218.6	2,931.2
VOEs | Limited partnerships | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0
VOEs | Limited partnerships | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	484.5	0
VOEs | Limited partnerships | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,734.1	2,931.2
VIEs | Cash and cash equivalents
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	642.5	360.6
VIEs | Cash and cash equivalents | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	642.5	360.6
VIEs | Cash and cash equivalents | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0
VIEs | Cash and cash equivalents | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0
VIEs | Corporate Loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,965.3	3,559.3
VIEs | Corporate Loans | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	0	0
VIEs | Corporate Loans | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,939.8	3,559.3
VIEs | Corporate Loans | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	25.5	0
VIEs | Collateralized Debt Obligations
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	5,161.6	3,829.4
VIEs | Collateralized Debt Obligations | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0
VIEs | Collateralized Debt Obligations | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0
VIEs | Collateralized Debt Obligations | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	$ 5,161.6	$ 3,829.4